Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating expenses
Salaries	£ 1,254	£ 1,252
Bonus awards	223	217
Temporary and contract costs	80	106
Social security costs	187	180
Pension costs	169	151
- defined benefit schemes	59	60
- defined contribution schemes	110	91
Other	234	99
Staff costs	2,147	2,005
Premises and equipment	579	570
Depreciation and amortisation	508	469
Other administrative expenses	823	871
Administrative expenses	1,910	1,910
Operating expenses	4,057	3,915
Depreciation on right of use assets	£ 53	£ 53